SUBSEQUENT EVENT (Details) - USD ($)	Oct. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 02, 2021	Aug. 03, 2020
SUBSEQUENT EVENT
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, par value		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Subsequent Event
SUBSEQUENT EVENT
Cash dividend	$ 65,000,000.0
Cash proceeds to be received upon closing of merger	80,000,000.0
Termination fees payable	2,340,000
Termination fees receivable	$ 5,250,000
Preferred stock, par value	$ 0.0001
Shares to be issued in denominator for calculation	1,000
Subsequent Event | Jade
SUBSEQUENT EVENT
Common stock, par value	$ 0.0001
Preferred stock, par value	$ 0.0001
Aggregate purchase price under merger agreement	$ 300,000,000.0
Convertible notes	$ 95,000,000